Regulatory Requirements - Schedule of Minimum Regulatory Capital as Established by SFC (Details) - HF IAM [Member] $ in Thousands	Dec. 31, 2025 HKD ($)
Schedule of Minimum Regulatory Capital as Established by SFC [Line Items]
Minimum regulatory capital requirement	$ 3,000
Capital levels maintained	6,903
Excess net capital	$ 3,903
Percent of requirement maintained	230.00%